Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ 69
Prior service cost (credit)	2
Total	71
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	1
Prior service cost (credit)	(122)
Total	(121)
Other
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	1
Prior service cost (credit)	1
Total	$ 2